Securities - Summary of Interest Income Calculated Using Effective Interest Method (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure Of Interest Income [Line Items]
Total	$ 329	$ 478	$ 1,278	$ 1,365
Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Disclosure Of Interest Income [Line Items]
Total	185	403	823	1,202
Amortized cost [member]
Disclosure Of Interest Income [Line Items]
Total	$ 144	$ 75	$ 455	$ 163